Summary of Significant Accounting Policies - Summary of Warrants Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Class of Warrant or Right [Line Items]
Beginning balance	¥ 23,503
Fair value change	(3,503)	$ (537)	¥ 2,839	¥ 0
Ending balance	0	0	23,503
Fair Value, Recurring [Member]
Class of Warrant or Right [Line Items]
Beginning balance	23,503
Fair value change	(3,503)
Foreign exchange translation	(260)
Exercise of Series C Warrant (note 12)	(19,740)
Ending balance	0		¥ 23,503
The amount of total loss for the year ended December 31, 2020 included in losses	¥ 3,503	$ 537